Segment reporting	6 Months Ended
Jun. 30, 2025
Segment reporting
Segment reporting

4.Segment reporting

Based on the organizational structure, as well as the nature of financial information available and reviewed by the Company’s chief operating decision makers to assess performance and make decisions about resource allocations, the Company has concluded that its total operations represent one reportable segment. The chief operating decision maker is the CEO.